Income Taxes (Tax Contingencies) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010		Jun. 30, 2013	Dec. 31, 2011		Dec. 31, 2009
Income Taxes [Line Items]
Unrecognized tax benefits net liabilities	$ 112					$ 82
Unrecognized tax benefits assets	32					32
Unrecognized tax benefits, interest on income taxes expense	1.3		5.0
Unrecognized tax benefits, interest on income taxes accrued	17					14
Unrecognized tax benefits	144	[1]	93	[1]	35	114	[1]	143
Unrecognized tax benefits, exclusive of interest related to unrecognized tax benefits	17				9
Noncurrent Deferred Tax Assets
Income Taxes [Line Items]
Unrecognized tax benefits	6				6	6
Other Taxes Payable
Income Taxes [Line Items]
Unrecognized tax benefits	$ 138				$ 29	$ 108

[1]	In 2012, included in Noncurrent deferred tax assets ($6 million) and Other taxes payable ($138 million). In 2011, included in Noncurrent deferred tax assets ($6 million) and Other taxes payable ($108 million).